Supplement to the currently effective STATEMENT OF ADDITIONAL INFORMATION

DWS Floating Rate Fund

Kirk Maurer and Nick Soroka have been added as portfolio managers of the fund and, together with Gary Russell, Lonnie Fox (through September 1, 2023), Thomas R. Bouchard and Sarah Rowin, are responsible for the day-to-day management of the fund.

The following information replaces the existing tables for DWS Floating Rate Fund in “Part I: Appendix I-D – Portfolio Management” of the fund’s Statement of Additional Information. The information for Lonnie Fox is provided as of May 31, 2022, and the information for Gary Russell, Thomas R. Bouchard, Kirk Maurer, Sarah Rowin and Nick Soroka is provided as of the fund’s most recent fiscal year end.

Fund Ownership of Portfolio Managers

Name of Portfolio Manager	Dollar Range of Fund Shares Owned	Dollar Range of All DWS Fund Shares Owned
Gary Russell	$100,001 - $500,000	Over $1,000,000
Lonnie Fox	$1 - $10,000	$100,001 - $500,000
Thomas R. Bouchard	$1 - $10,000	$10,001 - $50,000
Kirk Maurer	$0	$0
Sarah Rowin	$0	$0
Nick Soroka	$0	$0

Conflicts of Interest

Other SEC Registered Investment Companies Managed:

Name of Portfolio Manager	Number of Registered Investment Companies	Total Assets of Registered Investment Companies	Number of Investment Company Accounts with Performance- Based Fee	Total Assets of Performance- Based Fee Accounts
Gary Russell	3	$932,082,588	0	$0
Lonnie Fox	3	$1,177,281,085	0	$0
Thomas R. Bouchard	3	$932,082,588	0	$0
Kirk Maurer	0	$0	0	$0
Sarah Rowin	3	$932,082,588	0	$0
Nick Soroka	0	$0	0	$0

August 28, 2023

SAISTKR23-24

Other Pooled Investment Vehicles Managed:

Name of Portfolio Manager	Number of Pooled Investment Vehicles	Total Assets of Pooled Investment Vehicles	Number of Pooled Investment Vehicle Accounts with Performance-Based Fee	Total Assets of Performance- Based Fee Accounts
Gary Russell	1	$194,218,016	0	$0
Lonnie Fox	0	$0	0	$0
Thomas R. Bouchard	0	$0	0	$0
Kirk Maurer	0	$0	0	$0
Sarah Rowin	0	$0	0	$0
Nick Soroka	0	$0	0	$0

Other Accounts Managed:

Name of Portfolio Manager	Number of Other Accounts	Total Assets of Other Accounts	Number of Other Accounts with Performance-Based Fee	Total Assets of Performance-Based Fee Accounts
Gary Russell	9	$492,991,895	0	$0
Lonnie Fox	11	$988,396,003	0	$0
Thomas R. Bouchard	3	$69,229,680	0	$0
Kirk Maurer	0	$0	0	$0
Sarah Rowin	0	$0	0	$0
Nick Soroka	0	$0	0	$0

Please Retain This Supplement for Future Reference

August 28, 2023

SAISTKR23-24